NATIXIS ETF TRUST

September 15, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust
Post-Effective Amendment No. 16
(File Nos.: 333-210156 and 811-23146)

Dear Sir or Madam:

On behalf of Natixis ETF Trust (the “Registrant”), transmitted for filing is Post-Effective Amendment No. 16 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. The attached Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and Rule 101(a)(1)(i) of Regulation S-T. It is proposed that the Amendment will become effective on December 7, 2023.

The Registrant is filing the Amendment to add a new series, Natixis Gateway Quality Income ETF. This amendment does not relate to any other series of the Registrant. It is anticipated that the Registrant will file a post-effective amendment to the registration statement pursuant to Rule 485(b) under the 1933 Act on or prior to the proposed effective date to make non-material changes to the disclosure and to incorporate any changes you may deem necessary.

Please direct any questions on the attached materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete